CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2025	Mar. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares- par value	$ 0.000003125	$ 0.000003125
Ordinary shares- shares authorized	32,000,000,000	32,000,000,000
Ordinary shares, shares issued	18,474,235,708	19,469,126,956
Ordinary shares, shares outstanding	18,474,235,708	19,469,126,956